CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Coal sales	$ 4,040,355	$ 4,005,504	$ 8,071,825	$ 7,468,743
Machine repair services	2,783	2,751	35,011	25,456
Total revenue	4,043,138	4,008,255	8,106,836	7,494,199
Cost of revenue:
Coal production costs	4,031,534	3,467,133	8,848,998	5,892,906
Depreciation, depletion and accretion	513,551	551,179	1,117,144	979,808
Machine repair costs	(354)	0	6,454	0
Total cost of revenue	4,544,731	4,018,312	9,972,596	6,872,714
Gross profit (loss)	(501,593)	(10,057)	(1,865,760)	621,485
Operating expenses:
General and administrative	1,570,915	2,043,510	2,526,271	4,101,212
Loss on abandonment of mineral property	11,632,068	0	11,632,201	0
Gain on settlement of property tax	0	0	(183,359)	0
Net operating expense	13,202,983	2,043,510	13,975,113	4,101,212
Loss from operations	(13,704,576)	(2,053,567)	(15,840,873)	(3,479,727)
Other income (expenses):
Gain on derivative liabilities	33,691	349,368	37,545	779,411
Other income	27,057	501	131,992	502
Interest expense	(499,808)	(1,872,707)	(1,188,492)	(6,839,808)
Loss on extinguishment of debt	0	(246,071)	0	(812,428)
Total other expenses, net	(439,060)	(1,768,909)	(1,018,955)	(6,872,323)
Net Loss	$ (14,143,636)	$ (3,822,476)	$ (16,859,828)	$ (10,352,050)
Basic and Diluted Loss Per Share	$ (0.21)	$ (0.09)	$ (0.25)	$ (0.26)
Weighted Average Shares Outstanding Basic and Diluted	68,443,499	44,431,500	67,769,738	39,565,812